FIVE HIGHEST PAID EMPLOYEES - Number of highest paid employees in each remuneration band (Details) - Highest paid employees [member] - employee	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of highest paid employees [line items]
Number of employees	5	5	5
RMB6,500,001 - RMB7,000,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	1	0	2
RMB7,000,001 - RMB7,500,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	1	0	0
RMB7,500,001 - RMB8,000,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	0	2	1
RMB8,000,001 - RMB8,500,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	1	1	0
RMB8,500,001 - RMB9,000,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	0	0	1
RMB10,000,001 - RMB10,500,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	0	1	0
RMB10,500,001 - RMB11,000,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	1	0	1
RMB12,500,001 - RMB13,000,000 [member]
Disclosure of highest paid employees [line items]
Number of employees	1	1	0